Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments
Schedule of the Group's investment balances

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Short-term investments
Held-to-maturity investments and term deposits	20,660	158,728	22,356
Available-for-sale investments	14,941	—	—
Trading debt securities	207,670	84,537	11,907
Equity securities measured at fair value	5,265	3,630	511
Investments held by consolidated investment funds measured at fair value	67,443	132,561	18,671
Total short-term investments	315,979	379,456	53,445
Long-term investments
Term deposits	—	100,000	14,085
Other long-term investments
- Investments measured at fair value	631,662	595,854	83,924
- Investments measured at cost less impairment
- Private equity funds products	27,207	20,367	2,869
- Other investments measured at cost less impairment	40,475	23,250	3,275
Total other long-term investments	699,344	639,471	90,068
Investments held by consolidated investment funds measured at fair value	74,751	71,013	10,001
Total long-term investments	774,095	810,484	114,154
Total investments	1,090,074	1,189,940	167,599